Supplemental Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid and other current assets
Argentina government receivable	$ 10.8	$ 7.8
Tax related items	15.7	14.1
Other receivables	8.6	9.9
Prepaid expenses	8.2	9.2
Bank Acceptance Drafts	0.2	7.4
Other current assets	12.8	3.4
Total	56.3	51.8
Other assets
Argentina government receivable	55.8	55.0
Advance to contract manufacturers	16.3	15.9
Capitalized software, net	1.8	1.1
Prepayment associated with long-term supply agreements	0.0	10.0
Tax related items	2.7	3.6
Other long-term assets	11.8	5.9
Total	88.4	91.5
Offsetting non-current deferred tax asset	2.7	2.5	$ 3.2
Accrued and other current liabilities
Restructuring reserves	3.2	3.3	$ 3.6
Severance	2.5	0.0
Retirement liability - 401K	2.6	2.7
Accrued payroll	12.5	6.7
Environmental reserves, current	0.6	0.5
Other accrued and other current liabilities	15.3	23.2
Total	36.7	36.4
Other long-term liabilities
Asset retirement obligations	0.3	0.2
Contingencies related to uncertain tax positions	3.4	4.1
Deferred compensation plan obligation	4.5	2.5
Self insurance reserves	1.5	1.9
Accrued investment in unconsolidated affiliate	6.2	0.0
Other long-term liabilities	1.3	1.3
Total	17.2	10.0
Nikolov V. Livent Corp | Pending Litigation
Other assets
Insurance reimbursement receivable	5.4
Other long-term liabilities
Settlement accrued liability	7.4
Argentina Government
Other assets
Export tax and export rebate receivables	39.5	$ 38.0
TMA Agreement, Uncertain Tax Positions
Other long-term liabilities
Contingencies related to uncertain tax positions	3.0
TMA Agreement, Indemnification Liability
Other long-term liabilities
Contingencies related to uncertain tax positions	$ 0.4